Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Costs

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000
Interest on bank borrowings wholly repayable within five years	31,398	25,236	24,526	3,770
Less: amount capitalized in construction in progress	(15,485)	(3,849)	(3,151)	(485)

	15,913	21,387	21,375	3,285

Capitalization Rates	Borrowing costs capitalized arose on the general borrowing pool and are calculated by applying the following capitalization rates:

	2015	2016	2017

Capitalization rate	5.6%	4.5%	4.4%